Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000086684 | FR_TSR_AT_FJ558
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000086684 | FR_TSR_AT_FJ555
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000086684 | FR_TSR_AT_FJ556
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000086684 | FR_TSR_AT_FJ557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000086684 | FR_TSR_AT_FJ554
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000086684 | FR_TSR_AT_FJ552
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000086684 | FR_TSR_AT_FJ551
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000086685 | FR_TSR_AT_FJ558
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000086685 | FR_TSR_AT_FJ555
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000086685 | FR_TSR_AT_FJ556
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000086685 | FR_TSR_AT_FJ557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000086685 | FR_TSR_AT_FJ554
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000086685 | FR_TSR_AT_FJ552
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000086685 | FR_TSR_AT_FJ551
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000086686 | FR_TSR_AT_FJ558
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000086686 | FR_TSR_AT_FJ555
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000086686 | FR_TSR_AT_FJ556
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000086686 | FR_TSR_AT_FJ557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000086686 | FR_TSR_AT_FJ554
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000086686 | FR_TSR_AT_FJ552
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000086686 | FR_TSR_AT_FJ551
Holdings [Line Items]
Percent of Net Asset Value	71.20%